SEGMENT INFORMATION - Revenue by similar group of products or services (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
SEGMENT INFORMATION
Revenue	$ 206,697,620	$ 172,350,699	$ 160,308,979
Seed and integrated products
SEGMENT INFORMATION
Revenue	33,422,140	29,402,332	25,295,755
Crop protection
SEGMENT INFORMATION
Revenue	113,508,465	93,799,477	89,919,460
Crop nutrition
SEGMENT INFORMATION
Revenue	59,767,015	49,148,890	45,093,764
Seeds, royalties & licenses | Seed and integrated products
SEGMENT INFORMATION
Revenue	6,246,689	5,210,616	3,846,991
Packs | Seed and integrated products
SEGMENT INFORMATION
Revenue	27,175,451	24,191,716	21,448,764
Adjuvants | Crop protection
SEGMENT INFORMATION
Revenue	50,062,012	45,372,840	41,854,730
Insecticides & fungicides | Crop protection
SEGMENT INFORMATION
Revenue	18,231,616	15,227,357	12,655,985
Other | Crop protection
SEGMENT INFORMATION
Revenue	45,214,837	33,199,280	35,408,745
Inoculants | Crop nutrition
SEGMENT INFORMATION
Revenue	16,485,064	16,718,571	18,644,673
Fertilizers | Crop nutrition
SEGMENT INFORMATION
Revenue	$ 43,281,951	$ 32,430,319	$ 26,449,091